Share Capital, Treasury Shares and Reserves	3 Months Ended
May 31, 2024
Share Capital, Treasury Shares and Reserves [Abstract]
SHARE CAPITAL, TREASURY SHARES AND RESERVES

9. SHARE CAPITAL, TREASURY SHARES AND RESERVES

Figures in Rand thousands	As of May 31, 2024	As of February 29, 2024

Share Capital
Issued and fully paid 30,900,000 (February 29, 2024: 30,951,106) ordinary shares of no par value	7,131,059	7,142,853

Treasury shares

Figures in Rand thousands	Treasury shares

At March 1, 2023	-
Treasury shares purchased	23,816
At February 29, 2024	23,816
Cancellation of treasury shares	(23,816)
Treasury shares purchased	3,461
At May 31, 2024	3,461

During the financial year ended February 29, 2024, the Company acquired 51,106 shares in the open market of which 14,637 shares are held in trust by Cartrack Holdings Proprietary Ltd. The total amount paid to acquire the shares was ZAR 23.8 million and this was presented as a component within shareholder’s equity. Subsequently, these shares are being cancelled with effect on May 24, 2024.

During the quarter ended May 31, 2024, the Company acquired 6,700 shares in the open market, which are held in trust by Cartrack Holdings Proprietary Ltd. The total amount paid to acquire the shares was ZAR 3.5 million and this was presented as a component within shareholder’s equity. Subsequently, these shares are being cancelled with effect on June 18, 2024.

Other capital reserve

Figures in Rand thousands	Capital reserve	Other reserve	Total

At March 1, 2023 and February 29, 2024	3,582,568	-	3,582,568
Cancellation of treasury shares	-	12,022	12,022
Repurchase and cancellation of ordinary shares of a subsidiary	-	11,400	11,400
At May 31, 2024	3,582,568	23,422	3,605,990